Cover	Oct. 06, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002141983
Amendment Description	Amendment No. 2
Document Type	S-1/A
Entity Registrant Name	Allarity Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true